UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        July 31
Date of reporting period:       April 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (98.99%)

   AUTOMOTIVE - (1.24%)
     2,521,100      AutoZone, Inc.*.................................................................... $   209,251,300
     2,845,000      Harley-Davidson, Inc. .............................................................     133,771,900
                                                                                                        ---------------
                                                                                                            343,023,200
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.27%)
     5,849,300      Fifth Third Bancorp................................................................     254,415,304
    14,755,000      Golden West Financial Corp. .......................................................     919,679,150
    58,264,137      HSBC Holdings PLC..................................................................     931,463,011
    28,278,926      Lloyds TSB Group PLC...............................................................     242,894,179
     1,991,400      State Street Corp. ................................................................      92,062,422
    15,879,800      Wells Fargo & Co. .................................................................     951,835,212
                                                                                                        ---------------
                                                                                                          3,392,349,278
                                                                                                        ---------------
   BUILDING MATERIALS - (1.64%)
     4,019,100      Martin Marietta Materials, Inc. (b)................................................     221,010,309
     4,400,520      Vulcan Materials Co. ..............................................................     233,403,581
                                                                                                        ---------------
                                                                                                            454,413,890
                                                                                                        ---------------
   BUSINESS SERVICES - (2.51%)
     5,015,400      D&B Corp.* (b).....................................................................     313,161,576
    12,836,300      Iron Mountain Inc.* (b)............................................................     381,238,110
                                                                                                        ---------------
                                                                                                            694,399,686
                                                                                                        ---------------
   CABLE TELEVISION - (2.56%)
    22,339,700      Comcast Corp., Special Class A*....................................................     708,726,982
                                                                                                        ---------------
   CONSUMER PRODUCTS - (5.81%)
    24,694,700      Altria Group, Inc. ................................................................   1,604,908,553
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.07%)
    20,947,600      Costco Wholesale Corp. ............................................................     849,948,870
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
    38,067,500      Rentokil Initial PLC...............................................................     114,040,234
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.16%)
    36,690,306      Tyco International Ltd. ...........................................................   1,148,773,481
                                                                                                        ---------------
   DIVERSIFIED OPERATIONS - (0.25%)
    19,662,200      China Merchants Holdings International Co., Ltd. ..................................      38,397,644
    13,543,600      Cosco Pacific Ltd. ................................................................      29,374,809
                                                                                                        ---------------
                                                                                                             67,772,453
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (0.37%)
     4,735,500      IAC/InterActiveCorp*...............................................................     102,926,092
                                                                                                        ---------------
   ENERGY - (9.82%)
     8,011,843      ConocoPhillips.....................................................................     840,041,739
    14,458,786      Devon Energy Corp. ................................................................     653,103,364
    11,544,100      EOG Resources, Inc. ...............................................................     548,921,955


DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
April 30, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   ENERGY - (Continued)
     6,796,700      Occidental Petroleum Corp. ........................................................ $   468,972,300
     4,371,700      Transocean Inc.*...................................................................     202,715,729
                                                                                                        ---------------
                                                                                                          2,713,755,087
                                                                                                        ---------------
   FINANCIAL SERVICES - (19.91%)
    34,737,100      American Express Co. ..............................................................   1,830,645,170
    19,081,316      Citigroup Inc. ....................................................................     896,058,599
     8,869,600      H&R Block, Inc. (b)................................................................     441,794,776
    31,030,640      JPMorgan Chase & Co. ..............................................................   1,101,277,414
     7,492,200      Loews Corp. .......................................................................     531,047,136
     4,464,100      Moody's Corp. .....................................................................     366,681,174
     8,355,000      Providian Financial Corp.*.........................................................     139,277,850
     3,103,590      Takefuji Corp. ....................................................................     196,596,412
                                                                                                        ---------------
                                                                                                          5,503,378,531
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.65%)
    29,619,207      Diageo PLC.........................................................................     438,876,727
     7,849,250      Heineken Holding NV, Class A.......................................................     224,588,087
     5,405,900      Hershey Co. .......................................................................     345,437,010
                                                                                                        ---------------
                                                                                                          1,008,901,824
                                                                                                        ---------------
   HEALTH CARE - (3.72%)
     5,061,600      Cardinal Health, Inc. .............................................................     281,273,112
     4,508,600      Eli Lilly and Co. .................................................................     263,617,842
     6,499,900      HCA Inc. ..........................................................................     362,954,416
     2,495,000      Novartis AG, Registered............................................................     121,428,758
                                                                                                        ---------------
                                                                                                          1,029,274,128
                                                                                                        ---------------
   INDUSTRIAL - (2.28%)
    12,985,700      Sealed Air Corp.* (b)..............................................................     629,027,308
                                                                                                        ---------------
   INSURANCE BROKERS - (1.49%)
     8,617,400      Aon Corp. .........................................................................     179,672,790
     8,294,700      Marsh & McLennan Cos, Inc. ........................................................     232,500,441
                                                                                                        ---------------
                                                                                                            412,173,231
                                                                                                        ---------------
   INVESTMENT FIRMS - (2.23%)
     6,419,760      Julius Baer Holding, Ltd. AG (b)(c)................................................     413,805,587
     3,842,580      Morgan Stanley.....................................................................     202,196,560
                                                                                                        ---------------
                                                                                                            616,002,147
                                                                                                        ---------------
   LIFE INSURANCE - (0.53%)
     2,588,000      Principal Financial Group, Inc. ...................................................     101,139,040
     1,493,400      Sun Life Financial Inc. ...........................................................      46,474,608
                                                                                                        ---------------
                                                                                                            147,613,648
                                                                                                        ---------------


DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
April 30, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   MANUFACTURING - (0.03%)
       164,000      Hunter Douglas NV.................................................................. $     7,862,782
                                                                                                        ---------------
   MEDIA - (1.60%)
     4,778,665      Lagardere S.C.A. (c)...............................................................     345,594,497
     8,941,680      WPP Group PLC......................................................................      97,184,444
                                                                                                        ---------------
                                                                                                            442,778,941
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (4.38%)
    23,810,210      American International Group, Inc. ................................................   1,210,749,178
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (7.39%)
        11,203      Berkshire Hathaway Inc., Class A*..................................................     944,973,050
        13,275      Berkshire Hathaway Inc., Class B*..................................................      37,143,583
     1,609,200      Chubb Corp. .......................................................................     131,600,376
        79,630      Markel Corp.*......................................................................      27,321,053
     9,890,100      Progressive Corp. (Ohio)...........................................................     902,669,427
                                                                                                        ---------------
                                                                                                          2,043,707,489
                                                                                                        ---------------
   PUBLISHING - (0.45%)
     1,620,900      Gannett Co., Inc. .................................................................     124,809,300
                                                                                                        ---------------
   REAL ESTATE - (1.64%)
       800,100      Centerpoint Properties Trust.......................................................      32,972,121
    10,749,204      General Growth Properties, Inc. ...................................................     420,401,368
                                                                                                        ---------------
                                                                                                            453,373,489
                                                                                                        ---------------
   REINSURANCE - (1.48%)
       617,200      Everest Re Group, Ltd. ............................................................      50,733,840
     6,250,962      Transatlantic Holdings, Inc. (b)...................................................     359,180,277
                                                                                                        ---------------
                                                                                                            409,914,117
                                                                                                        ---------------
   TECHNOLOGY - (2.70%)
     6,654,400      Hewlett-Packard Co. ...............................................................     136,215,568
     5,550,100      Lexmark International, Inc., Class A*..............................................     385,454,445
     8,887,800      Microsoft Corp. ...................................................................     224,816,901
                                                                                                        ---------------
                                                                                                            746,486,914
                                                                                                        ---------------
   TELECOMMUNICATIONS - (0.68%)
     4,830,300      Nokia Oyj, ADR.....................................................................      77,188,194
     5,704,500      SK Telecom Co., Ltd., ADR..........................................................     111,009,570
                                                                                                        ---------------
                                                                                                            188,197,764
                                                                                                        ---------------
   TRANSPORTATION - (0.72%)
     2,794,000      United Parcel Service, Inc., Class B...............................................     199,240,140
                                                                                                        ---------------

                             Total Common Stocks - (identified cost $19,395,662,202)...................  27,368,528,737
                                                                                                        ---------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
April 30, 2005 (Unaudited)

=======================================================================================================================
Principal                                        Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - (0.21%)

   TELECOMMUNICATIONS - (0.21%)
$   68,500,000      Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (d)
                        (identified cost $68,500,000).................................................. $    59,526,500
                                                                                                        ---------------

REPURCHASE AGREEMENTS - (0.51%)

    64,788,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.97%,
                        05/02/05, dated 04/29/05, repurchase value of $64,804,035
                        (collateralized by: U.S. Government Agency obligations
                        in a pooled cash account, total market value $66,083,760)......................      64,788,000
    75,604,000      Nomura Securities International, Inc. Joint Repurchase Agreement,
                        2.97%, 05/02/05, dated 04/29/05, repurchase value of $75,622,712
                        (collateralized by: U.S. Government Agency obligations
                        in a pooled cash account, total market value $77,116,080)......................      75,604,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $140,392,000)...............     140,392,000
                                                                                                        ---------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.67%)

   MONEY MARKET INSTRUMENTS - (0.18%)
    49,059,425      UBS Private Money Market LLC, 2.772648%
                        (identified cost $49,059,425)..................................................      49,059,425
                                                                                                        ---------------

   REPURCHASE AGREEMENTS - (0.49%)
    62,300,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.97%,
                        05/02/05, dated 04/29/05, repurchase value of $62,315,419
                        (collateralized by: U.S. Government Agency obligations
                        in a pooled cash account, total market value $63,546,000)......................      62,300,000
    72,700,000      Nomura Securities International, Inc. Joint Repurchase Agreement,
                        2.97%, 05/02/05, dated 04/29/05, repurchase value of $72,717,993
                        (collateralized by: U.S. Government Agency obligations
                        in a pooled cash account, total market value $74,154,000)......................      72,700,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $135,000,000)...............     135,000,000
                                                                                                        ---------------

                        Total Investment of Cash Collateral for
                             Securities Loaned - (identified cost $184,059,425)........................     184,059,425
                                                                                                        ---------------

                        Total Investments - (identified cost $19,788,613,627) - (100.38%)(a)...........  27,752,506,662
                        Liabilities Less Other Assets - (0.38%)........................................    (105,107,677)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $27,647,398,985
                                                                                                        ===============


DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
April 30, 2005 (Unaudited)

=======================================================================================================================
(a) Aggregate cost for Federal Income Tax purposes is $19,800,775,714.  At April
30, 2005 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes was as follows:

                        Unrealized appreciation........................................................ $ 8,531,282,436
                        Unrealized depreciation........................................................    (579,551,488)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $ 7,951,730,948
                                                                                                        ===============

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2005 amounts to $2,759,217,943. Transactions during the period in which the issuers were affiliates are as follows:

                                Shares          Gross           Gross           Shares              Dividend
Security                        July 31, 2004   Additions       Reductions      April 30, 2005      Income
--------                        -------------   ---------       ----------      --------------      --------
D&B Corp.                          5,030,700         -             15,300          5,015,400             -
H&R Block, Inc.                    5,377,600     3,512,500         20,500          8,869,600        $ 1,952,962
Iron Mountain Inc.                     -        12,854,500         18,200         12,836,300             -
Julius Baer Holding, Ltd. AG       1,283,952     5,135,808           -             6,419,760          7,269,065
Martin Marietta Materials, Inc.    4,031,300         -             12,200          4,019,100          2,415,220
Sealed Air Corp.                  12,582,500       442,000         38,800         12,985,700             -
Transatlantic Holdings, Inc.       6,208,063        61,900         19,001          6,250,962          1,859,659


(c) Security is partially on loan - The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2005, the Fund had on loan securities valued at $175,146,829; cash of $184,059,425 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(d) Illiquid Security - Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis New York Venture Fund was $59,526,500, or 0.21% of the Fund's net assets as of April 30, 2005.

* Non-Income Producing Security.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Shares                                           Security                                                      Value
=======================================================================================================================
COMMON STOCK - (96.19%)

   AUTOMOTIVE - (20.80%)
        92,300      AutoNation, Inc.*.................................................................. $     1,686,321
        54,100      AutoZone, Inc.*....................................................................       4,490,300
        22,300      Harley-Davidson, Inc. .............................................................       1,048,546
                                                                                                        ---------------
                                                                                                              7,225,167
                                                                                                        ---------------
   BUILDING PRODUCTS - (4.98%)
        31,200      Home Depot, Inc. ..................................................................       1,103,544
        12,000      Lowe's Cos, Inc. ..................................................................         625,320
                                                                                                        ---------------
                                                                                                              1,728,864
                                                                                                        ---------------
   BUILDING RESIDENTIAL/COMMERCIAL - (0.98%)
         4,500      Toll Brothers, Inc.*...............................................................         341,100
                                                                                                        ---------------
   CABLE TELEVISION - (6.29%)
        68,900      Comcast Corp., Special Class A*....................................................       2,185,853
                                                                                                        ---------------
   CONSUMER PRODUCTS - (4.86%)
        26,000      Altria Group, Inc. ................................................................       1,689,740
                                                                                                        ---------------
   DISCOUNT RETAILER - (4.69%)
        20,200      Costco Wholesale Corp. ............................................................         819,615
        35,800      TJX Cos., Inc. ....................................................................         810,870
                                                                                                        ---------------
                                                                                                              1,630,485
                                                                                                        ---------------
   DIVERSIFIED - (4.59%)
        17,700      Groupe Bruxelles Lambert S.A. .....................................................       1,593,921
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (4.92%)
        52,800      Amazon.com, Inc.*..................................................................       1,708,344
                                                                                                        ---------------
   ENERGY - (4.50%)
        16,900      EOG Resources, Inc. ...............................................................         803,595
        16,400      Transocean Inc.*...................................................................         760,468
                                                                                                        ---------------
                                                                                                              1,564,063
                                                                                                        ---------------
   HEALTH CARE - (5.50%)
        18,600      Cardinal Health, Inc. .............................................................       1,033,602
        18,000      Novartis AG, Registered............................................................         876,039
                                                                                                        ---------------
                                                                                                              1,909,641
                                                                                                        ---------------
   MEDIA - (15.19%)
        54,500      Lagardere S.C.A. ..................................................................       3,941,456
       122,800      WPP Group PLC......................................................................       1,334,676
                                                                                                        ---------------
                                                                                                              5,276,132
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (3.88%)
            16      Berkshire Hathaway Inc., Class A*..................................................       1,349,600
                                                                                                        ---------------
   RETAILING - (5.56%)
        14,300      Sears Holdings Corp.*..............................................................       1,933,575
                                                                                                        ---------------


DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS - Continued
April 30, 2005 (Unaudited)

Shares/Principal                                 Security                                                      Value
=======================================================================================================================
COMMON STOCK - (Continued)

        TECHNOLOGY - (7.45%)
        42,600      Hewlett-Packard Co. ............................................................... $       872,022
        13,400      International Business Machines Corp. .............................................       1,023,492
        27,400      Microsoft Corp. ...................................................................         693,083
                                                                                                        ---------------
                                                                                                              2,588,597
                                                                                                        ---------------
        TELECOMMUNICATIONS - (2.00%)
        43,500      Nokia Oyj..........................................................................         693,572
                                                                                                        ---------------

                             Total Common Stock - (identified cost $26,291,082)........................      33,418,654
                                                                                                        ---------------

SHORT TERM INVESTMENTS - (3.79%)

$      609,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.97%,
                        05/02/05, dated 4/29/05, repurchase value of $609,151
                        (collateralized by: U.S. Government Agency obligations in a pooled
                        cash account, total market value $621,180).....................................         609,000
       710,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.97%,
                        05/02/05, dated 4/29/05, repurchase value of $710,176
                        (collateralized by: U.S. Government Agency obligations in a pooled
                        cash account, total market value $724,200).....................................         710,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $1,319,000)................       1,319,000
                                                                                                        ---------------

                        Total Investments - (99.98%) - (identified cost $27,610,082) - (a).............      34,737,654
                        Other Assets Less Liabilities - (0.02%)........................................           5,937
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $    34,743,591
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $27,631,315. At April 30, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $     7,267,169
                        Unrealized depreciation........................................................        (160,830)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $     7,106,339
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  June 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  June 29, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  June 29, 2005